Goodwill and Intangible Assets - Gross Values And Amortization Of Intangible Assets - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 200,920	$ 200,847
Accumulated amortization	(83,382)	(71,948)
Intangible assets	117,538	128,899
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	191,365	191,292
Accumulated amortization	(83,382)	(71,948)
Intangible assets	107,983	119,344	$ 150,679	$ 99,742
Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	48,163	48,163
Accumulated amortization	(35,238)	(31,828)
Intangible assets	12,925	16,335
Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	67,619	67,546
Accumulated amortization	(42,419)	(36,188)
Intangible assets	25,200	31,358
Definite-lived intangible assets | Life VOBA
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	75,583	75,583
Accumulated amortization	(5,725)	(3,932)
Intangible assets	$ 69,858	71,651
Estimated useful life of intangible assets	100 years
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Intangible assets	$ 9,555	9,555	$ 9,555	$ 7,350
Indefinite-lived intangible assets | Insurance licenses
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	9,555	9,555
Intangible assets	$ 9,555	$ 9,555
Minimum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Minimum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Maximum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years
Maximum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years